MINERAL INTERESTS - Stripping costs (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
MINERAL INTERESTS
Total costs incurred during the year	$ 1,330,562
Dominion Creek Property
MINERAL INTERESTS
Depreciation and amortization	28,403
Field supplies and rentals	151,606
Geological consulting and technical fees	6,274
Trenching	1,121,453
Other exploration expense	22,826
Total costs incurred during the year	$ 1,330,562